SCHEDULE OF THE STOCK OPTIONS GRANTED, FORFEITED OR EXPIRED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Stock Options Outstanding, Balance	645	645
Weighted Average Exercise Price Per Share, Balance	$ 3,952	$ 3,952
Weighted Average Remaining Contractual Life (years), Outstanding Years		1 year 7 months 9 days	2 years 7 months 9 days
Aggregate Intrinsic Value, Outstanding Balance
Number of Stock Options Outstanding, Granted
Weighted Average Exercise Price Per Share, Granted
Aggregate Intrinsic Value, Granted
Number of Stock Options Outstanding, Forfeited or expired	(628)
Weighted Average Exercise Price Per Share, Forfeited or expired	$ 3,964
Aggregate Intrinsic Value, Forfeited or expired
Number of Stock Options Outstanding, Exercised
Weighted Average Exercise Price Per Share, Exercised
Aggregate Intrinsic Value, Exercised
Number of Stock Options Outstanding, Balance	17	645	645
Weighted Average Exercise Price Per Share, Balance	$ 3,497	$ 3,952	$ 3,952
Weighted Average Remaining Contractual Life (years), Outstanding Years	7 months 2 days	1 year 7 months 9 days
Aggregate Intrinsic Value, Outstanding Balance